BLACKROCK FUNDSSM

BlackRock Flexible Equity Fund

(the “Fund”)

Supplement dated February 23, 2015

to the Fund’s Summary Prospectus dated January 28, 2015

Effective immediately, the following change is made to the Fund’s Summary Prospectus:

The section in the Fund’s Summary Prospectus entitled “Portfolio Manager” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Peter Stournaras, CFA	2015	Managing Director of BlackRock, Inc.

Shareholders should retain this Supplement for future reference.